Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
Subsequent events
20.	Subsequent events

Subsequent to the year end, the Group commenced site preparation and development activities on the Evora project in Portugal. This included obtaining respective construction permits, undergoing civil construction for the foundations and water/hydrogen pipes and commencing the installation of the HEVO-SOLAR generators.

In addition, in March 2021, the Group signed memoranda of understanding with Confederación Española de Empresarios de Estaciones de Servicio, the Spanish Confederation of Operators of Service Stations, to jointly develop green hydrogen production capacity in Spain; with BGR Energy Systems Limited, to develop green hydrogen projects in India; with Magnesitas De Rubian, S.A., a Spanish mining company, to jointly explore the feasibility of combining green hydrogen and carbon capture technology; and with Grupo Zoilo Ríos to jointly develop the first green hydrogen production capacity next to a service station in Spain.

In the first quarter of 2021, an additional 1,059,506 warrants were exercised by investors which provided the Group with an additional $12,184,319 (approximately €10.4 million) in capital.